Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
OPERATING EXPENSES

16 – OPERATING EXPENSES

For the years ended at December 31, 2025, 2024 and 2023, expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Cost of revenue	15,253,318	21,548,566	24,084,598
General and administrative expenses	28,051,013	49,248,578	15,130,045
Selling and marketing expenses	12,953,898	9,347,807	7,347,777
Research and development expenses	3,007,443	1,963,025	1,954,842
Total	59,265,672	82,107,976	48,517,262

For the years ended at December 31, 2025, 2024 and 2023, cost of revenue consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Personnel expenses	5,093,163	5,770,118	6,285,287
Depreciation and amortization expense	3,083,926	8,152,978	9,322,334
Data cost expense	2,085,053	1,068,265	953,238
Rental vehicle maintenance and repair expense	1,080,924	2,565,236	2,286,401
Operating lease expense	1,472,374	1,434,503	2,210,841
Commission expenses	904,929	384,060	293,411
Rent expense	707,669	288,865	307,326
Fuel expenses	192,849	251,703	440,159
Office expenses	16,158	116,407	25,275
Electricity expense	102,030	143,534	352,486
Occupancy tax expense	62,742	59,591	105,280
Transportation expense	60,721	530,462	302,459
Warehouse expense	56,041	29,627	85,205
Inventory provision expense	18,244	316,664	62,805
Service vehicle maintenance expense	17,697	62,668	146,034
Loss on disposal of assets	-	-	331,491
Other	298,798	373,885	574,566
Total	15,253,318	21,548,566	24,084,598

For the years ended December 31, 2025, 2024 and 2023, general and administrative expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Personnel expenses (*)	20,095,026	43,433,010	8,277,874
Consulting and legal expense	4,172,869	3,116,868	4,344,986
Depreciation and amortization expense	503,422	538,160	680,959
Insurance expense	363,243	529,939	328,014
Software expense	509,529	431,510	44,909
Transportation expense	202,730	288,026	159,869
Office expenses	880,091	237,232	276,905
Travelling expense	292,877	161,415	163,411
Office rent expense	133,000	165,833	-
Communication expense	299,829	106,121	165,436
Non-income-based taxes	106,558	26,341	109,566
Loss on disposal	-	-	235,185
Other	491,839	214,123	342,931
Total	28,051,013	49,248,578	15,130,045

(*) The amount includes US$11,280,399 (2024: US$35,660,544 and 2023: US$1,991,885) relating to compensation expenses for various shares granted to employees and non-employees.

For the years ended December 31, 2025, 2024 and 2023, selling and marketing expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Social media expense	6,405,488	2,655,883	2,444,491
Advertising consulting expense	4,916,118	3,287,180	2,501,107
Rider referral program expense	1,062,077	1,755,561	532,103
Personnel expense	251,690	891,015	518,240
Promotional operating expense	122,241	376,786	781,886
Data cost expense	-	-	505,889
Other	196,284	381,382	64,061
Total	12,953,898	9,347,807	7,347,777